Capital Management - Detailed Information About Capital Computation (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Management [Abstract]
Equity	$ 403,059	$ 394,779
Loans and borrowings	264,049	214,559	$ 43,461
Equity and borrowings	667,108	609,338
Cash and cash equivalents	(67,716)	(60,822)	$ (62,958)
Total	$ 599,392	$ 548,516